Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Furniture and fixtures	$ 21,724	$ 21,724	$ 21,727
Office equipment	12,378	12,378	12,378
Manufacturing equipment	7,117,188	7,018,522	397,230
Medical equipment	776,396	776,396	776,392
Leasehold improvements	26,902	26,902	26,902
Total	7,954,588	7,855,922	1,234,629
Accumulated depreciation	(1,162,400)	(802,996)	(239,650)
Net	$ 6,792,188	$ 7,052,926	$ 994,979